Document And Entity Information - shares	12 Months Ended
	Mar. 31, 2022	Aug. 15, 2022
Document Information Line Items
Entity Registrant Name	UTime Limited
Trading Symbol	UTME
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		8,267,793
Amendment Flag	false
Entity Central Index Key	0001789299
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40306
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Shenzhen Software Industry Base
Entity Address, City or Town	Nanshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	518061
Title of 12(b) Security	Ordinary shares, par value US$ $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1818
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Location	Shenzhen, The People’s Republic of China
Business Contact
Document Information Line Items
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Shenzhen Software Industry Base
Entity Address, City or Town	Nanshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	518061
Contact Personnel Name	Minfei Bao
City Area Code	(86)
Local Phone Number	755 86512266